SUBSEQUENT EVENTS (Details Narrative)	Jan. 22, 2019	Jan. 02, 2019 USD ($)	Jan. 18, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2017 $ / shares shares
Common stock, issued | shares					56,466,428	56,196,428
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Post Reverse Stock Split [Member]
Common stock, issued | shares				2,829,248	2,829,248
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Subsequent Event [Member]
Ownership allocation after merger of Company's common stock		20.00%
Percent increase (decrease) in ownership allocation for excess proceeds		(0.10%)
Termination fee of merger agreement to be paid		$ 250,000
Common stock, issued | shares			56,466,428
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Reverse stock split ratio	0.05
Subsequent Event [Member] | NeuBaseTherapuetics, Inc.
Ownership allocation after merger of Company's common stock		80.00%
Percent increase (decrease) in ownership allocation for excess proceeds		0.10%
Termination fee of merger agreement to be paid		$ 250,000
Subsequent Event [Member] | NeuBaseTherapuetics, Inc. | Dr. Jason Slakter [Member]
Retention bonus amount		75,000
Subsequent Event [Member] | NeuBaseTherapuetics, Inc. | Minimum [Member]
Amount of entity's equity securities to be issued or sold prior to merger		4,000,000
Excess proceeds of minimum amount of equity securities to be issued or sold prior to merger		$ 100,000